Net income per ordinary share - Reconciliation of Net Income Attributable to the Group and Net Income Attributable To the Group (Including NCI Redemption Amount) (Details) - USD ($)
$ / shares in Units, $ in Thousands
3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings Per Share [Abstract]
Net income attributable to the Group	$ 97,122	$ 91,696
Noncontrolling interest adjustment to redemption amount	0	(4,522)
Net income attributable to the Group (including NCI redemption adjustment)	$ 97,122	$ 87,174
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic (USD per share)	$ 1.84	$ 1.63
Diluted (USD per share)	$ 1.82	$ 1.62